Derivative Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Unrealized loss on derivative	$ 34
Foreign Currency Forward Contracts | Non-designated Hedges
Derivative [Line Items]
Notional amount	942	$ 231
Hedges | Foreign Currency Forward Contracts | Designated Hedges
Derivative [Line Items]
Notional amount	$ 68	$ 78